Stock Based Compensation (Details 6) - Equity Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
3.96 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding	327,000	339,000
Weighted Average Remaining Contractual Life	9 years 4 days	9 years 6 months
Weighted Average Exercise Price	$ 3.9600	$ 3.9600
Shares Exercisable	163,500	169,500
Weighted Average Remaining Contractual Life	9 years 4 days	9 years 6 months
Weighted Average Exercise Price	$ 3.9600	$ 3.9600
9.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding	12,000	12,000
Weighted Average Remaining Contractual Life	9 years 6 months	10 years
Weighted Average Exercise Price	$ 9.0000	$ 9.0000
Shares Exercisable	6,000
Weighted Average Remaining Contractual Life	9 years 6 months
Weighted Average Exercise Price	$ 9.0000
11.00 – 13.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding		97,400
Weighted Average Remaining Contractual Life		9 years 8 months 2 days
Weighted Average Exercise Price		$ 11.3634
Shares Exercisable		33,350
Weighted Average Remaining Contractual Life		9 years 5 months 27 days
Weighted Average Exercise Price		$ 12.0615
20.50 – 27.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding	141,000	147,000
Weighted Average Remaining Contractual Life	7 years 4 months 28 days	7 years 10 months 21 days
Weighted Average Exercise Price	$ 24.3638	$ 24.4918
Shares Exercisable	115,000	89,750
Weighted Average Remaining Contractual Life	7 years 3 months 19 days	7 years 8 months 16 days
Weighted Average Exercise Price	$ 25.2374	$ 26.0047
30.00 – 35.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding	124,000	124,000
Weighted Average Remaining Contractual Life	7 years	7 years 6 months
Weighted Average Exercise Price	$ 34.4012	$ 34.4012
Shares Exercisable	86,672	86,672
Weighted Average Remaining Contractual Life	6 years 11 months 19 days	7 years 6 months 7 days
Weighted Average Exercise Price	$ 34.1531	$ 34.1981
Total [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding	703,400	719,400
Weighted Average Remaining Contractual Life	8 years 4 months 9 days	8 years 10 months 10 days
Weighted Average Exercise Price	$ 14.5567	$ 14.4889
Shares Exercisable	407,522	379,272
Weighted Average Remaining Contractual Life	8 years 1 month 2 days	8 years 7 months 13 days
Weighted Average Exercise Price	$ 17.2474	$ 16.7991
11.00 – 14.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding	99,400
Weighted Average Remaining Contractual Life	9 years 2 months 5 days
Weighted Average Exercise Price	$ 11.4205
Shares Exercisable	35,350
Weighted Average Remaining Contractual Life	9 years 7 days
Weighted Average Exercise Price	$ 12.1825